SHARE-BASED PAYMENTS - Share-based Payment Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled share incentive schemes	$ 16	$ 21	$ 22
Cash-settled Long Term Incentive Plan (CSLTIP)	0	21	13
Total share-based payment expense (note 10)	16	42	35
Bonus Share Plan (BSP)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled share incentive schemes	1	6	20
Deferred Share Plan (DSP)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled share incentive schemes	14	13	0
Other
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled share incentive schemes	$ 1	$ 2	$ 2